Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	July 2013
Distribution Date	08/15/13
Transaction Month	7
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		December 15, 2012
Closing Date:		January 30, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:		$1,532,687,217.90

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%		February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%		December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%		July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%		September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%		September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%		June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$45,730,273.78	0.1325515	$4,295,002.80	0.0124493	$41,435,270.98
Class A-2 Notes	$486,000,000.00	1.0000000	$486,000,000.00	1.0000000	$-
Class A-3 Notes	$422,000,000.00	1.0000000	$422,000,000.00	1.0000000	$-
Class A-4 Notes	$163,200,000.00	1.0000000	$163,200,000.00	1.0000000	$-
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$1,188,960,273.78	0.7989090	$1,147,525,002.80	0.7710670	$41,435,270.98

Weighted Avg. Coupon (WAC)	3.90%		3.89%
Weighted Avg. Remaining Maturity (WARM)	52.29		51.36
Pool Receivables Balance	$1,255,916,239.16		$1,211,964,353.42
Remaining Number of Receivables	72,012		70,884

Adjusted Pool Balance	$1,238,500,285.19		$1,195,338,544.58

III. COLLECTIONS

Principal:
Principal Collections	$42,478,940.95
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$560,162.36
Total Principal Collections	$43,039,103.31

Interest:
Interest Collections	$4,052,956.84
Late Fees & Other Charges	$62,382.48
Interest on Repurchase Principal	$-
Total Interest Collections	$4,115,339.32

Collection Account Interest	$343.38
Reserve Account Interest	$31.50
Servicer Advances	$-

Total Collections	$47,154,817.51

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	July 2013
Distribution Date	08/15/13
Transaction Month	7
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$47,154,817.51
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$47,154,817.51
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,046,596.87		$1,046,596.87	$1,046,596.87
Collection Account Interest					$343.38
Late Fees & Other Charges					$62,382.48
Total due to Servicer					$1,109,322.73

2. Class A Noteholders Interest:
Class A-1 Notes		$7,875.77		$7,875.77
Class A-2 Notes		$162,000.00		$162,000.00
Class A-3 Notes		$196,933.33		$196,933.33
Class A-4 Notes		$102,000.00		$102,000.00

Total Class A interest:		$468,809.10		$468,809.10	$468,809.10

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$45,500,849.43

7. Regular Principal Distribution Amount:					$41,435,270.98

		Distributable Amount		Paid Amount
Class A-1 Notes				$41,435,270.98
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$41,435,270.98		$41,435,270.98
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$41,435,270.98		$41,435,270.98

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					4,065,578.45

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$17,415,953.97
Beginning Period Amount	$17,415,953.97
Current Period Amortization	$790,145.13
Ending Period Required Amount	$16,625,808.84
Ending Period Amount	$16,625,808.84
Next Distribution Date Amount	$15,855,510.10

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	July 2013
Distribution Date	08/15/13
Transaction Month	7
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$49,540,011.41	$47,813,541.78	$47,813,541.78
Overcollateralization as a % of Original Adjusted Pool		3.23%	3.12%	3.12%
Overcollateralization as a % of Current Adjusted Pool		4.00%	4.00%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.96%	70,144	98.77%	$1,197,097,396.65
30 - 60 Days	0.80%	570	0.93%	$11,300,377.64
61 - 90 Days	0.18%	131	0.23%	$2,807,831.34
91 + Days	0.06%	39	0.06%	$758,747.79
		70,884		$1,211,964,353.42
Total
Delinquent Receivables 61 + days past due	0.24%	170	0.29%	$3,566,579.13
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.22%	160	0.26%	$3,327,648.39
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.16%	119	0.19%	$2,446,011.39
Three-Month Average Delinquency Ratio	0.21%		0.25%

Repossession in Current Period		56		$1,183,047.44
Repossession Inventory		77		$774,497.25

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,472,944.79
Recoveries				$(560,162.36)
Net Charge-offs for Current Period				$912,782.43

Beginning Pool Balance for Current Period				$1,255,916,239.16

Net Loss Ratio				0.87%
Net Loss Ratio for 1st Preceding Collection Period				0.43%
Net Loss Ratio for 2nd Preceding Collection Period				0.69%
Three-Month Average Net Loss Ratio for Current Period				0.66%

Cumulative Net Losses for All Periods				$3,142,284.83
Cumulative Net Losses as a % of Initial Pool Balance				0.20%

Principal Balance of Extensions				$6,294,715.57
Number of Extensions				296

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